Lease (Tables)	12 Months Ended
Dec. 31, 2024
Lease [Abstract]
Schedule of Lease Cost

The following tables provide information about the Company’s operating leases.

	As of December 31,
Right-of-use asset – operating lease	2024	2023
Cost	$-	$87,093
Accumulated amortisation	-	(42,271)
Total lease cost	$-	$44,822

	Years ended December 31,
Other information	2024	2023
New right-of-uses asset – operating lease and lease liabilities recognized	$-	$87,093
Cash paid for amounts included in the measurement of operating lease liabilities	46,036	46,036
Weighted-average remaining lease term – operating leases	-	1 years
Weighted-average discount rate – operating leases	-%	5.875